INVENTORY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORY

NOTE 7 – INVENTORY

A)

Information of accounting policy

Inventory is measured at the lower of cost or net realizable value. The cost of inventory is determined using the “First in First Out” (FIFO) method, and includes design costs, raw materials, direct labor, other direct costs and manufacturing overhead costs, allocated based on normal capacity.

Net realizable value is the estimated selling price of the inventory in the ordinary course of business, less the estimated costs necessary to make the sale.

Inventory is written down for estimated obsolescence based upon management assumptions about future demand, expiration due date and market conditions.

In 2025, the Company reassessed the expected realization period of certain “raw materials” and “finished goods” inventory items. Accordingly, NIS 11,753 thousand (approximately $3,684 thousand) of raw materials and NIS 1,584 thousand (approximately $497 thousand) of finished goods, respectively, were reclassified from current to non-current inventories, in the statement of financial position.

B)	Additional information

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Raw materials	17,980	15,883	4,979
Work-in-progress	120	334	105
Finished goods	4,992	3,713	1,164
	23,092	19,930	6,248

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS